Shareholder Fees	Jan. 04, 2021
First Trust TCW Opportunistic Fixed Income ETF | First Trust TCW Opportunistic Fixed Income ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none